Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Leasehold improvement	$67,187	$53,797
Office equipment	25,629	25,748
Furniture and fixtures	6,615	6,994
Motor vehicles	20,710	20,710
	$120,141	$107,249
Less: accumulated depreciation	(46,061)	(24,065)
Total property and equipment, net	$74,080	$83,184

For the years ended December 31, 2018 and 2017, depreciation expense from the continuing operations was $23,183 and $17,828, respectively.